ACST-SUP-3 050715

Statement of Additional Information Supplement dated May 7, 2015

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor, R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Core Plus Bond Fund Invesco Floating Rate Fund Invesco Global Real Estate Income Fund	Invesco Low Volatility Equity Yield Fund Invesco Strategic Real Return Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” and “ – Assets Managed” for Invesco Core Plus Bond Fund in Appendix H of the Statement of Additional Information:

Investments

The following information is as of August 31, 2014 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in each Fund[1]	Dollar Range of Investments in Invesco pooled investment vehicles[2]	Dollar Range of all Investments in Funds and Invesco pooled investment vehicles[3]
Invesco Core Plus Bond Fund
Matthew Brill[4]	$10,001 - $50,000	None	$50,001 - $100,000
Chuck Burge	None	None	$500,001 - $1,000,000
Darren Hughes	None	None	$500,001 - $1,000,000
Michael Hyman	None	None	$50,001 - $100,000
Joseph Portera	None	None	$100,001 - $500,000
Rashique Rahman[4]	None	None	$1 - $10,000
Scott Roberts	None	None	$500,001 - $1,000,000
Robert Waldner	None	None	$100,001 - $500,000

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.
2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.
3	This column reflects the combined holdings from both the “Dollar Range of Investments in Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.
4	Matthew Brill and Rashique Rahman began serving as portfolio managers of Invesco Core Plus Bond Fund effective April 30, 2015. Information for Messrs. Brill and Rahman has been provided as of February 28, 2015.

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Assets Managed

The following information is as of August 31, 2014 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Core Plus Bond Fund
Matthew Brill[4]	2	$341.6	3	$991.9	None	None
Chuck Burge	10	$20,972.1	16	$8,255.5	1	$189.6
Darren Hughes	7	$3,048.7	3	$914.1	None	None
Michael Hyman	4	$1,238.4	2	$1,055.1	None	None
Joseph Portera	3	$191.3	6	$1,949.3	None	None
Rashique Rahman[4]	1	$49.8	None	None	None	None
Scott Roberts	5	$3,013.8	3	$914.1	None	None
Robert Waldner	6	$2,551.1	None	None	None	None

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